Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2025
Revenue from Contracts with Customers [Abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS
12.	REVENUE FROM CONTRACTS WITH CUSTOMERS

The Company’s revenue from contracts with customers consists of diluted and non-diluted bitumen sales.

($ thousands)	Year ended December 31, 2025	Year ended December 31, 2024
Diluted bitumen sales	$574,313	$799,093
Non-diluted bitumen sales	28,990	23,879
Oil sales	$603,303	$822,972